Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2023	2022	2023	2022	2023	2022	2023	2022
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.25%	5.61%	4.44%	4.62%	5.25%	5.61%	4.65%	4.75%
Rate of compensation increase	N/A	N/A	3.71	3.72	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,527)	$(4,747)	$(768)	$(1,456)	$(95)	$(134)	$(2)	$(3)
Service cost	—	—	(10)	(11)	(1)	(1)	—	—
Interest cost	(190)	(140)	(36)	(28)	(5)	(4)	—	—
Actuarial (loss) gain	(122)	1,105	(67)	554	(2)	35	(1)	1
Curtailments	—	—	1	—	—	—	—	—
Benefits paid	237	255	26	30	11	9	—	—
Foreign exchange adjustment	N/A	N/A	(35)	143	N/A	N/A	1	—
Benefit obligation at end of period	(3,602)	(3,527)	(889)	(768)	(92)	(95)	(2)	(2)
Change in fair value of plan assets
Fair value at beginning of period	4,806	6,129	975	1,807	116	144	—	—
Actual return on plan assets	501	(1,082)	43	(631)	19	(28)	—	—
Employer contributions	19	14	11	10	11	9	—	—
Benefit payments	(237)	(255)	(26)	(30)	(11)	(9)	—	—
Foreign exchange adjustment	N/A	N/A	49	(181)	N/A	N/A	—	—
Fair value at end of period	5,089	4,806	1,052	975	135	116	—	—
Funded status at end of period	$1,487	$1,279	$163	$207	$43	$21	$(2)	$(2)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net (gain) loss	$1,637	$1,645	$243	$109	$38	$41	$(1)	$(2)
Prior service (credit) cost	—	—	(1)	4	(6)	(13)	—	—
Total loss (gain) (before tax effects)	$1,637	$1,645	$242	$113	$32	$28	$(1)	$(2)
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

Schedule of Net Benefit Costs

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,757	$5,924	$5,710	$1,358	$1,627	$1,586	$135	$133	$123	N/A	N/A	N/A
Discount rate	5.61%	3.03%	2.80%	4.62%	2.11%	1.59%	5.61%	3.03%	2.80%	4.75%	2.15%	1.65%
Expected rate of return on plan assets	6.75	5.375	5.375	6.38	2.40	2.17	6.75	5.375	5.375	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.72	3.43	3.12	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$10	$11	$14	$1	$1	$1	$—	$—	$—
Interest cost	190	140	137	36	28	25	5	4	4	—	—	—
Expected return on assets	(380)	(312)	(300)	(89)	(35)	(34)	(9)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	—	1	(7)	(7)	(6)	—	—	—
Net actuarial loss (gain)	8	69	98	(14)	3	13	(5)	3	6	—	—	—
Settlement (gain) loss	1	—	—	(1)	—	1	—	—	—	—	—	—
Curtailment (gain)	—	—	—	(1)	—	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(181)	$(103)	$(65)	$(59)	$7	$20	$(15)	$(6)	$(2)	$—	$—	$—
N/A – Not applicable.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in other comprehensive (income) loss in 2023	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$1	$113	$(8)	$1
Recognition of prior years’ net (loss) gain	(9)	15	5	—
Recognition of prior years’ service credit	—	—	7	—
Foreign exchange adjustment	N/A	1	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(8)	$129	$4	$1

Schedule of Net Funded Status

	Domestic		Foreign
(in millions)	2023	2022	2023	2022
Pension benefits:
Prepaid benefit cost	$1,599	$1,399	$219	$252
Accrued benefit cost	(112)	(120)	(56)	(45)
Total pension benefits	$1,487	$1,279	$163	$207
Healthcare benefits:
Accrued benefit cost	$43	$21	$(2)	$(2)
Total healthcare benefits	$43	$21	$(2)	$(2)

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2023	2022	2023	2022	2023	2022	2023	2022
Projected benefit obligation	$112	$120	$172	$64	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	116	19	N/A	N/A	N/A	N/A
Accumulated benefit obligation	112	120	55	50	$62	$62	$2	$2
Fair value of plan assets	—	—	17	18	—	—	—	—
N/A – Not applicable.

Schedule of Expected Benefit Payments
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2024	$274	$32
	2025	271	32
	2026	270	34
	2027	268	36
	2028	266	40
	2029-2033	1,279	226
Total pension benefits		$2,628	$400
Healthcare benefits:
Year	2024	$8	$—
	2025	8	—
	2026	8	—
	2027	8	—
	2028	8	—
	2029-2033	33	1
Total healthcare benefits		$73	$1

Schedule of Allocation of Plan Assets
Our pension assets were invested as follows:

Asset allocations	Domestic		Foreign
	2023	2022	2023	2022
Fixed income	62%	60%	74%	74%
Equities	34	36	13	12
Alternative investments	3	3	11	12
Cash	1	1	2	2
Total pension assets	100%	100%	100%	100%

Schedule Of Fair Value Of Plan Assets Valued Using Net Asset Value Per Share Table

Assets valued using NAV at Dec. 31, 2023
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$164	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	83	—	N/A	N/A
Other contracts (c)	36	—	N/A	N/A
Total	$283	$—

Assets valued using NAV at Dec. 31, 2022
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$154	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	91	—	N/A	N/A
Other contracts (c)	35	—	N/A	N/A
Total	$280	$—
(a)Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
N/A – Not applicable.
Defined Benefit Plan, Plan Assets, Category
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2023 and Dec. 31, 2022, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$920	$—	$—	$920
Non-U.S. equity	373	—	—	373
Collective trust funds:
U.S. equity	—	116	—	116
Commingled	—	530	—	530
Fixed income:
U.S. corporate bonds	—	2,539	—	2,539
U.S. Treasury securities	233	—	—	233
State and political subdivisions	—	110	—	110
Non-U.S. government	3	27	—	30
U.S. government agencies	—	26	—	26
Other	—	35	—	35
Exchange-traded funds	8	—	—	8
Total domestic plan assets in the fair value hierarchy	$1,537	$3,383	$—	$4,920
Other assets measured at NAV:
Funds of funds				164
Venture capital and partnership interests				5
Total domestic plan assets, at fair value				$5,089

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$659	$—	$659
Equity funds	—	137	—	137
Sovereign/government obligation funds	—	123	—	123
Cash and currency	19	—	—	19
Total foreign plan assets in the fair value hierarchy	$19	$919	$—	$938
Other assets measured at NAV				114
Total foreign plan assets, at fair value				$1,052

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$897	$—	$—	$897
Non-U.S. equity	351	—	—	351
Collective trust funds:
U.S. equity	—	169	—	169
Commingled	—	493	—	493
Fixed income:
U.S. corporate bonds	—	2,333	—	2,333
U.S. Treasury securities	214	—	—	214
State and political subdivisions	—	88	—	88
Non-U.S. government	6	38	—	44
U.S. government agencies	—	21	—	21
Other	—	28	—	28
Exchange-traded funds	8	—	—	8
Total domestic plan assets in the fair value hierarchy	$1,476	$3,170	$—	$4,646
Other assets measured at NAV:
Funds of funds				154
Venture capital and partnership interests				6
Total domestic plan assets, at fair value				$4,806

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$611	$—	$611
Equity funds	—	117	—	117
Sovereign/government obligation funds	—	111	—	111
Cash and currency	16	—	—	16
Total foreign plan assets in the fair value hierarchy	$16	$839	$—	$855
Other assets measured at NAV				120
Total foreign plan assets, at fair value				$975